Segment Information - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	$ 425,215	$ 384,565	$ 389,632
Total long-lived assets	44,294	41,533
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	158,565	110,569	128,213
Total long-lived assets	28,140	25,011
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	76,453	105,431	90,960
Total long-lived assets	6,831	6,821
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	34,901	27,918	36,731
Total long-lived assets	2,984	2,935
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	108,561	96,956	93,718
Total long-lived assets	6,333	6,757
Southeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	46,685	43,677	40,001
Northeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Sales of goods / services	50	14	$ 9
Corporate [Member]
Disclosure Of Geographical Areas [Line Items]
Total long-lived assets	$ 6	$ 9